Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AZZAD FUNDS
Entity Central Index Key	0001031008
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Azzad Ethical Fund
Shareholder Report [Line Items]
Fund Name	Azzad Ethical Fund
Class Name	Azzad Ethical Fund
Trading Symbol	ADJEX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Azzad Ethical Fund - ADJEX (the “Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://azzadasset.com/azzad-ethical-fund/. You can also request this information by contacting us at 1-888-862-9923.
Additional Information Phone Number	1-888-862-9923.
Additional Information Email	https://azzadasset.com/azzad-ethical-fund
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Ethical Fund	$100	0.99%

*Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

How did the Fund perform last year?

Performance Highlights

•	The Fund returned 1.40% for the 12-month period ended June 30, 2025.

•	It underperformed compared to the Russell MidCap® Growth Index, which returned 26.49%.

•	Underperformance is largely attributed to the sub-adviser's stock selection and allocation.

Sector Positioning

•	An overweight allocation in healthcare detracted from performance. While healthcare has traditionally been a defensive sector, policy uncertainty and mixed results from specific sub-industries weighed on Fund returns.

•	The strategy’s underweight allocation in energy proved advantageous. Energy as a sector underperformed the broader index, rising and falling over the period with artificial intelligence (“AI”) demand speculation and geopolitical tensions.

Other factors affecting Fund performance

•	Poor stock selection within information technology (“IT”) was the largest detractor from relative performance. Despite IT being the largest sector allocation and an overweight in the Fund, the chosen stocks underperformed relative to the benchmark, particularly in areas like AI and semiconductors, which faced cracks in their growth narratives during certain periods.

•	The Fund sub-adviser employs a bottom-up stock selection approach, focusing on what they believe to be profitable, lower-debt companies. This was not rewarded during the period.

The sub-adviser did not tilt toward speculative investments, opting instead to concentrate on business fundamentals.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Year
Azzad Ethical Fund	1.40%	6.38%	7.53%
Russell 3000 Index	15.30%	15.96%	12.96%
Russell MidCap Growth Index	26.49%	12.65%	12.13%

Net Assets	$ 143,500,000
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 957,588
Investment Company, Portfolio Turnover	40.09%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS)
$143.5 MILLION	57	40.09%	$957,588

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Cadence Design Systems, Inc.	3.94%
2.	Quanta Services, Inc.	3.87%
3.	CoStar Group, Inc.	3.45%
4.	Idexx Laboratories, Inc.	3.23%
5.	Veeva Systems, Inc. Class A	2.88%
6.	HEICO Corp.	2.77%
7.	Howmet Aerospace Inc.	2.68%
8.	Fastenal Co.	2.63%
9.	Cloudfare, Inc. Class A	2.48%
10.	Insulet Corp.	2.43%
	Total % of Net Assets	30.36%

Updated Prospectus Phone Number	1-888-862-9923.
Updated Prospectus Email Address	https://azzadasset.com/azzad-ethical-fund/
Azzad Wise Capital Fund
Shareholder Report [Line Items]
Fund Name	Azzad Wise Capital Fund
Class Name	Azzad Wise Capital Fund
Trading Symbol	WISEX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Azzad Wise Capital Fund - WISEX (the “Fund”) for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://azzadasset.com/azzad-wise-capital-fund/. You can also request this information by contacting us at 1-888-862-9923.
Additional Information Phone Number	1-888-862-9923
Additional Information Email	https://azzadasset.com/azzad-wise-capital-fund/.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Wise Capital Fund	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

How did the Fund perform last year?

Performance Highlights

•	The Fund returned 5.24% for the year ended June 30, 2025.

•	It underperformed against the ICE BofAML US Corp and Govt 1-3 Yr Index, which returned 5.93% over the same period.

Sector Positioning

•	Bahrain, Egypt, Oman, and Turkey were the top performing regions.

•	Allocations to Indonesia, Malysia, Qatar, and the United States also contributed positively to performance.

•	Allocations to more defensive regions like Saudi Arabia and high-quality supranational issuers like the Islamic Development Bank were among top detractors from performance.

Other factors affecting Fund performance

•	Overall strong credit fundamentals in the Gulf Cooperation Council, as well as stable robust energy prices, were a positive driver of the asset class versus other emerging and developed markets.

Higher beta assets in the Fund (Islamic Trade Finance and high-yield issuers) performed well due to improved credit spreads.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Year
Azzad Wise Capital Fund	5.24%	2.63%	2.24%
ICE BofAML US Corp&Govt 1-3 Yr Index	5.93%	1.60%	1.86%
Bloomberg US Aggregate Index	6.08%	-0.73%	1.76%

Net Assets	$ 341,500,000
Holdings Count | Holdings	273
Advisory Fees Paid, Amount	$ 2,238,838
Investment Company, Portfolio Turnover	30.13%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
	PORTFOLIO	PORTFOLIO	PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS)
$341.5 MILLION	273	30.13%	$2,238,838

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025	3.21%
2.	TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	2.31%
3.	Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027	2.28%
4.	Axiata Spv2 Bhd, 4.357%, 03/24/2026	2.22%
5.	Indonesia, Government of, 5.000%, Series 144A, 05/25/2030	1.94%
6.	Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026	1.88%
7.	KSA Sukuk Ltd., Sr. Unsecd. Note, Series Regs, 2.250%, 05/17/2031	1.80%
8.	Sharjah Sukuk Ltd., 3.854%, 04/03/2026	1.79%
9.	Esic Sukuk Ltd, Sr. Unsecd. Note, 5.831%, 02/14/2029	1.79%
10.	Saudi Electricity Global, Sr. Unsecd. Note REGS, 1.740%, 09/17/2025	1.68%
	Total % of Net Assets	20.90%

Updated Prospectus Phone Number	1-888-862-9923
Updated Prospectus Email Address	https://azzadasset.com/azzad-wise-capital-fund/